Stockholders' equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs	$ 1,349	$ 281
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs	1 year 7 months 6 days	1 year 6 months
Intrinsic value of options exercised	32	0
Proceeds from exercise of options	8	0
Weight average fair value of options granted	$ 2.17	$ 0.22
Reversal of compensation costs, unvested options		276
Fair value of options vested	$ 444	$ 1,924
Stock Option Plan 2001 Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%